iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Axon Enterprise, Inc.
(a)
..................... 34,308 $ 15,394,686
a
Automobiles  —  4 .3%
Rivian Automotive, Inc. , Class A
(a)
.............. 597,476 9,738,859
Tesla, Inc.
(a)
............................. 220,575 96,124,379
105,863,238
a
Biotechnology  —  0 .4%
AbbVie, Inc. ............................ 10,597 2,307,179
Alnylam Pharmaceuticals, Inc.
(a)
............... 10,937 3,302,755
Vertex Pharmaceuticals, Inc.
(a)
................ 11,913 5,331,544
10,941,478
a
Broadline Retail  —  2 .0%
Amazon.com, Inc.
(a)
....................... 178,803 48,391,244
a
Capital Markets  —  2 .9%
BlackRock, Inc.
(b)
......................... 10,363 10,848,817
Charles Schwab Corp. (The) ................. 106,465 9,299,718
CME Group, Inc. , Class A ................... 31,534 8,625,810
Coinbase Global, Inc. , Class A
(a)
............... 3,827 723,418
Intercontinental Exchange, Inc. ............... 36,326 5,370,799
KKR & Co., Inc. .......................... 54,207 5,200,620
Moody's Corp. ........................... 20,816 9,434,852
Nasdaq, Inc. ............................ 32,319 2,990,154
Robinhood Markets, Inc. , Class A
(a)
............. 15,579 1,469,100
S&P Global, Inc. ......................... 31,941 13,542,984
Tradeweb Markets, Inc. , Class A ............... 33,804 3,388,851
70,895,123
a
Commercial Services & Supplies  —  0 .1%
Rollins, Inc. ............................. 70,229 3,342,900
a
Communications Equipment  —  0 .7%
Arista Networks, Inc.
(a)
..................... 34,986 5,579,217
F5, Inc.
(a)
.............................. 30,277 11,609,716
17,188,933
a
Electric Utilities  —  0 .8%
Edison International ....................... 286,000 20,002,840
a
Entertainment  —  0 .1%
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 16,801 1,525,363
Netflix, Inc.
(a)
............................ 19,065 1,639,971
3,165,334
a
Financial Services  —  2 .9%
Corpay, Inc.
(a)
........................... 5,559 2,011,246
Mastercard, Inc. , Class A .................... 70,787 34,967,362
Visa, Inc. , Class A ........................ 110,419 36,036,345
73,014,953
a
Health Care Equipment & Supplies  —  0 .7%
IDEXX Laboratories, Inc.
(a)
................... 29,493 16,620,190
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 16,614 2,896,485
a
Hotels, Restaurants & Leisure  —  0 .1%
Airbnb, Inc. , Class A
(a)
...................... 24,302 3,239,700
a
Industrial REITs  —  2 .1%
Prologis, Inc. ............................ 363,782 52,191,804
a
Security Shares Value
a
Insurance  —  1 .0%
Aflac, Inc. .............................. 109,202 $ 12,276,489
Aon PLC , Class A ........................ 4,244 1,341,359
Arthur J Gallagher & Co. .................... 38,890 7,821,168
Brown & Brown, Inc. ....................... 40,222 2,262,487
Erie Indemnity Co. , Class A , NVS .............. 4,902 1,044,469
24,745,972
a
Interactive Media & Services  —  8 .4%
Alphabet, Inc. , Class A ..................... 125,063 47,566,461
Alphabet, Inc. , Class C , NVS ................. 280,101 105,438,420
Meta Platforms, Inc. , Class A ................. 88,551 56,009,393
Pinterest, Inc. , Class A
(a)
.................... 999 20,030
Reddit, Inc. , Class A
(a)
...................... 4,511 793,936
Snap, Inc. , Class A , NVS
(a)
.................. 1,289 7,360
209,835,600
a
IT Services  —  5 .6%
International Business Machines Corp. .......... 245,725 73,176,905
Okta, Inc. , Class A
(a)
....................... 3,590 442,539
Snowflake, Inc. , Class A
(a)
................... 244,022 62,359,822
VeriSign, Inc. ........................... 9,692 2,765,903
138,745,169
a
Machinery  —  0 .8%
Xylem, Inc. ............................. 180,662 19,789,715
a
Mortgage REITs  —  0 .4%
Annaly Capital Management, Inc. .............. 466,387 10,190,556
a
Pharmaceuticals  —  4 .2%
Eli Lilly & Co. ........................... 69,003 76,248,315
Royalty Pharma PLC , Class A ................ 287,555 16,034,067
Zoetis, Inc. , Class A ....................... 169,897 13,199,298
105,481,680
a
Professional Services  —  0 .4%
Paychex, Inc. ........................... 35,691 3,461,313
Verisk Analytics, Inc. , Class A ................. 29,582 5,176,554
8,637,867
a
Real Estate Management & Development  —  0 .1%
CoStar Group, Inc.
(a)
....................... 37,032 1,192,430
a
Residential REITs  —  2 .0%
AvalonBay Communities, Inc. ................ 103,363 18,864,781
Equity Residential ........................ 250,557 16,398,956
Essex Property Trust, Inc. ................... 47,910 13,062,182
48,325,919
a
Retail REITs  —  4 .6%
Kimco Realty Corp. ....................... 500,854 12,060,564
Realty Income Corp. ....................... 692,844 42,457,480
Regency Centers Corp. .................... 122,433 9,470,193
Simon Property Group, Inc. .................. 241,369 49,458,922
113,447,159
a
Semiconductors & Semiconductor Equipment  —  24 .1%
Advanced Micro Devices, Inc.
(a)
............... 173,801 89,698,696
Analog Devices, Inc. ....................... 59,852 24,769,750
Astera Labs, Inc.
(a)
........................ 94,600 32,433,610
Broadcom, Inc. .......................... 242,425 108,308,217
First Solar, Inc.
(a)
......................... 75,847 23,269,101
KLA Corp. .............................. 6,177 11,870,403
Marvell Technology, Inc. .................... 297,652 61,018,660
Monolithic Power Systems, Inc. ............... 1,589 2,488,708
NVIDIA Corp. ........................... 1,070,167 225,955,060

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ..................... 65,870 $ 20,135,142
599,947,347
a
Software  —  15 .8%
Adobe, Inc.
(a)
............................ 21,610 5,601,528
Autodesk, Inc.
(a)
.......................... 156,779 36,264,551
Fortinet, Inc.
(a)
........................... 29,684 4,095,501
Intuit, Inc. .............................. 17,542 5,815,699
Microsoft Corp. .......................... 374,400 168,569,856
Oracle Corp. ............................ 317,549 71,696,213
Palantir Technologies, Inc. , Class A
(a)
........... 20,539 3,215,175
Palo Alto Networks, Inc.
(a)
................... 27,429 7,726,475
Salesforce, Inc. .......................... 134,958 25,790,474
ServiceNow, Inc.
(a)
........................ 499,273 62,094,583
Tyler Technologies, Inc.
(a) (c)
.................. 1,520 475,988
Workday, Inc. , Class A
(a)
.................... 5,919 865,299
Zoom Communications, Inc. , Class A
(a)
.......... 10,303 1,046,682
393,258,024
a
Specialized REITs  —  7 .0%
American Tower Corp. ..................... 273,510 51,135,430
Digital Realty Trust, Inc. .................... 255,317 48,510,230
Equinix, Inc. ............................ 48,382 51,673,911
Extra Space Storage, Inc. ................... 10,513 1,517,131
Public Storage ........................... 16,062 4,877,869
SBA Communications Corp. , Class A ............ 78,605 15,969,392
173,683,963
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  7 .7%
Apple, Inc. ............................. 553,149 $ 172,615,677
IonQ, Inc.
(a)
............................. 251,996 18,161,352
190,777,029
a
Water Utilities  —  0 .7%
American Water Works Co., Inc. ............... 145,100 17,886,477
a
a
Total Long-Term Investments — 100.6%
(Cost: $ 1,945,172,856 ) ............................... 2,499,093,815
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(b) (d) (e)
..................... 135,457 135,498
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (d)
............................ 2,506,225 2,506,225
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,641,723 ) .................................. 2,641,723
Total Investments — 100.7%
(Cost: $ 1,947,814,579 ) ............................... 2,501,735,538
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (16,549,557)
Net Assets — 100.0% ................................. $ 2,485,185,981
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 13,940,633 $ — $ (13,806,656)
(a)
$ 4,267 $ (2,746) $ 135,498 135,457 $ 15,508
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,151,695 354,530
(a)
— — — 2,506,225 2,506,225 69,690 —
BlackRock, Inc. ... 11,757,197 2,643,975 (2,666,129) 419,158 (1,305,384) 10,848,817 10,363 171,473 —
$ — $ 423,425 $ (1,308,130)
$ 13,490,540
$ 256,671 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 9 06/18/26 $ 1,360 $ 20,045
E-Mini NASDAQ 100 Index ............................................................... 5 06/18/26 3,041 401,095
$ 421,140
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,499,093,815  $ —  $ —  $ 2,499,093,815
Short-Term Securities
Money Market Funds ...................................... 2,641,723  —  —  2,641,723
$ 2,501,735,538  $ —  $ —  $ 2,501,735,538
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 421,140  $ —  $ —  $ 421,140
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust